Cover	Nov. 15, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2023
Entity File Number	001-41256
Entity Registrant Name	BLUE WORLD ACQUISITION CORPORATION
Entity Central Index Key	0001878074
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	244 Fifth Avenue
Entity Address, Address Line Two	Suite B-88
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	998-9582
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Consisting Of One Class Ordinary Share 0. 0001 Par Value Onehalf Of One Redeemable Warrant Each Whole Warrant To Acquire One Class Ordinary Share And One Right To Acquire Onetenth Of One Class Ordinary Share [Member]
Title of 12(b) Security	Units, consisting of one Class A Ordinary Share, $0.0001 par value
Trading Symbol	BWAQU
Security Exchange Name	NASDAQ
Class Ordinary Shares Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Class A Ordinary Shares, par value
Trading Symbol	BWAQ
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class Ordinary Share At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	BWAQW
Security Exchange Name	NASDAQ
Rights Each Whole Right To Acquire Onetenth Of One Class Ordinary Share [Member]
Title of 12(b) Security	Rights, each whole right to acquire one-tenth of one Class A Ordinary Share
Trading Symbol	BWAQR
Security Exchange Name	NASDAQ